RELATED PARTY TRANSACTIONS - Management Agreement (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to affiliates	$ 632	$ 622
Bimini Advisors, LLC [Member]
Related Party Transaction [Line Items]
Termination Date	February 20, 2022
Automatic Renewal Period Of Management Agreement	1 year
Management Fees And Allocated Expenses	$ 6,800	$ 6,900	$ 7,800